INVESTMENT IN ASSOCIATED COMPANIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2017
Schedule of Equity Method Investments [Line Items]
Gain on sale of subsidiaries, operating		$ 0	$ 0	$ 1,894
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited					97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited					40.00%
Loss on sale of recycling of the rig		(13,228)	(39,405)	$ (2,250)
River Box
Schedule of Equity Method Investments [Line Items]
Ownership percentage				49.90%
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution		$ 2,900	$ 2,200
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets				50.10%
Gain on sale of subsidiaries, operating				$ 1,900
West Taurus
Schedule of Equity Method Investments [Line Items]
Loss on sale of recycling of the rig	$ 600